Long-Term Debt And Short-Term Borrowings (Detail)																														1 Months Ended			12 Months Ended					3 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2007 USD ($) number	Dec. 31, 2003 USD ($)	Dec. 31, 2010 Long-term debt	Dec. 31, 2009 Long-term debt	Dec. 31, 2010 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2010 Fixed rate Eurobond Due 2014 EUR (€)	Aug. 31, 2010 Fixed rate Eurobond Due 2014 EUR (€)	Dec. 31, 2009 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2007 Fixed rate Eurobond Due 2014 EUR (€)	Jul. 31, 2007 Fixed rate Eurobond Due 2014 EUR (€)	Dec. 31, 2010 Fixed rate Medium-term note due 2013 USD ($)	Dec. 31, 2009 Fixed rate Medium-term note due 2013 USD ($)	Aug. 31, 2008 Fixed rate Medium-term note due 2013 USD ($)	Dec. 31, 2010 Floating rate Medium-term note due 2011 USD ($)	Dec. 31, 2009 Floating rate Medium-term note due 2011 USD ($)	Oct. 31, 2008 Floating rate Medium-term note due 2011 USD ($)	Dec. 31, 2010 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2009 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2010 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2010 Floating rate Eurobond Due 2014 EUR (€)	Dec. 31, 2009 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2010 Fixed rate Medium-term note due 2012 USD ($)	Dec. 31, 2009 Fixed rate Medium-term note due 2012 USD ($)	Dec. 31, 2007 Fixed rate Medium-term note due 2012 USD ($)	Dec. 31, 2010 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2009 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2009 Fixed rate Dealer Remarketable Securities due 2010 USD ($)	Nov. 30, 2007 Fixed rate Convertible notes due 2032 USD ($) number	Nov. 30, 2005 Fixed rate Convertible notes due 2032 USD ($) number	Nov. 30, 2002 Fixed rate Convertible notes due 2032 USD ($) years	Dec. 31, 2010 Fixed rate Convertible notes due 2032 USD ($) number	Dec. 31, 2009 Fixed rate Convertible notes due 2032 USD ($) number	Nov. 21, 2005 Fixed rate Convertible notes due 2032	Nov. 15, 2002 Fixed rate Convertible notes due 2032 USD ($)	Nov. 14, 2002 Fixed rate Convertible notes due 2032 USD ($)	Mar. 31, 2010 Floating rate note payable in Yen due 2011 JPY (¥)	Dec. 31, 2010 Floating rate note payable in Yen due 2011 USD ($)	Dec. 31, 2010 Floating rate note payable in Yen due 2011 JPY (¥)	Sep. 30, 2010 Floating rate note payable in Yen due 2011 number	Mar. 31, 2010 Floating rate note payable in Yen due 2011 USD ($) number	Dec. 31, 2010 Floating rate note payable in Canadian dollar due 2012 USD ($)	Dec. 31, 2010 Floating rate note payable in Canadian dollar due 2012 CAD	Dec. 31, 2010 Floating rate note due 2041 USD ($)	Dec. 31, 2009 Floating rate note due 2041 USD ($)	Dec. 31, 2010 Floating rate note due 2044 USD ($)	Dec. 31, 2009 Floating rate note due 2044 USD ($)	Dec. 31, 2004 Floating rate note due 2044 USD ($)	Dec. 31, 2010 Various fixed and floating rate Other borrowings due 2011-2040 USD ($)	Dec. 31, 2009 Various fixed and floating rate Other borrowings due 2011-2040 USD ($)	Nov. 30, 2006 Fixed rate note which matured in November 2009 USD ($)	Dec. 31, 2010 Five-year credit facility agreement USD ($)	Apr. 30, 2007 Five-year credit facility agreement USD ($)	Dec. 31, 2010 Current portion of long-term debt USD ($)	Dec. 31, 2009 Current portion of long-term debt USD ($)	Dec. 31, 2010 Short-term debt	Dec. 31, 2009 Short-term debt	Dec. 31, 2010 Other borrowings USD ($)	Dec. 31, 2009 Other borrowings USD ($) number	Dec. 31, 2010 Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2010 Interest Rate Swap Eurobond 750 Million Euros Issued July 2007 EUR (€)
Long-Term Debt
Principal Amount								€ 775,000,000					$ 850,000,000		$ 850,000,000	$ 800,000,000		$ 800,000,000	$ 750,000,000		$ 1,044,000,000	€ 250,000,000		$ 500,000,000		$ 500,000,000	$ 330,000,000						$ 252,000,000			$ 639,000,000		¥ 17,400,000,000		¥ 11,600,000,000		$ 188,000,000		100,500,000	$ 100,000,000		$ 60,000,000		$ 60,000,000			$ 400,000,000									€ 750,000,000
Effective Interest Rate					4.22%	4.04%	4.30%	4.30%					4.42%			3.24%			5.73%		1.18%	1.18%		4.67%			6.01%						0.50%		2.75%				0.76%	0.76%			1.80%	1.80%	0.00%		0.00%			0.08%					2.41%		2.41%	4.51%	2.47%
Total long-term debt	5,368,000,000	5,619,000,000					1,055,000,000			898,000,000			849,000,000	849,000,000		806,000,000	801,000,000		747,000,000	747,000,000	357,000,000		623,000,000	500,000,000	500,000,000		349,000,000	350,000,000	350,000,000				226,000,000	225,000,000					142,000,000				101,000,000		100,000,000	100,000,000	60,000,000	60,000,000		76,000,000	116,000,000				1,185,000,000	522,000,000
Long-term debt (excluding current portion)	4,183,000,000	5,097,000,000
Carrying amount of debt reopened and previously issued																					368,000,000
Short-Term Borrowings and Current Portion of Long-Term Debt
Total short-term borrowings and current portion of long-term debt	1,269,000,000	613,000,000																																																					1,185,000,000	522,000,000			84,000,000	91,000,000
Maturities of long-term debt
2011	1,185,000,000
2012	752,000,000
2013	922,000,000
2014	1,413,000,000
2015	0
After 2015	1,096,000,000
Total	5,368,000,000	5,619,000,000					1,055,000,000			898,000,000			849,000,000	849,000,000		806,000,000	801,000,000		747,000,000	747,000,000	357,000,000		623,000,000	500,000,000	500,000,000		349,000,000	350,000,000	350,000,000				226,000,000	225,000,000					142,000,000				101,000,000		100,000,000	100,000,000	60,000,000	60,000,000		76,000,000	116,000,000				1,185,000,000	522,000,000
Floating rate note payments due in 2011	160,000,000
Convertible note payments due in 2012	226,000,000
Floating rate note payments due in 2013	73,000,000
Payment terms, equal installment amounts (due Sep. 30, 2010, Mar. 30, 2011 and Sep. 30, 2011)																																						5,800,000,000
Number of installment payments made																																									1
Number of equal installment payments																																										3
Interest rate, reference rate																																						three-month Tokyo Interbank Offered Rate
Interest rate, amount added to reference rate (in basis points)																																						0.0040
Interest rate											5.00%	5.00%			4.375%			4.50%	5.70%							4.65%					2.40%
Maximum borrowing capacity																																																						1,500,000,000
Required EBITDA to Interest Ratio																																																					3.0
Actual EBITDA to Interest Ratio																																																					35
Available short and long-term lines of credit and credit facilities																																																					1,674,000,000
Amount of short and long-term lines of credit and credit facilities utilized in connection with normal business activities																																																					255,000,000
Repurchase price of notes from 2005 to 2008																																															98.00%
Repurchase price of notes from 2009 to 2013																																															99.00%
Repurchase price of notes from 2014 to maturity																																															100.00%
Medium-term notes program established in connection with a prior "well-known seasoned issuer" shelf registration			3,000,000,000	1,500,000,000
Number of debt securities issued under the medium-term notes program			3
Dollar equivalent gross notional amount, interest rate swaps designated as fair value hedges	1,100,000,000											400,000,000																																																		400,000,000
Termination of notional amount of fixed-to-floating interest rate swap																																																													150,000,000
Notional amount remaining after partial termination of fixed-to-floating interest rate swap									250,000,000
Additional amount issued											275,000,000
Number of shares of 3M that notes are convertible into (in shares)																																	9.4602
Number of bonds redeemed																														364598	22506
Number of bonds outstanding																															639000
Payments for bond redemption																														322,000,000	20,000,000
Gross proceeds from the offering																																550,000,000
Proceeds, net of issuance costs																																$ 540,000,000
Debt issuance cost amortization period (in years)																																3
Initial conversion premium																																					40.00%
Closing stock price used to calculate initial conversion price																																					$ 65.00
Conversion trigger price																																		$ 123.04
Potential number of shares of 3M common stock which would be issued if conditions for conversion are met																																		2400000